Note 13 - Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
(US dollars in thousands)	Computer Equipment	Motor vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Cost
At June 30, 2019	545	1,282	1,240	190	2,242	5,499
Foreign exchange	(11)	(26)	(26)	(4)	(46)	(113)
Additions	36	359	189	9	570	1,163
Disposals	(94)	(252)	(171)	-	(483)	(1,000)
At June 30, 2020	476	1,363	1,232	195	2,283	5,549
Foreign exchange	41	145	26	18	196	426
Additions	125	230	395	6	182	937
Acquisition	-	4	114	-	88	206
Disposals	(80)	(174)	(156)	(97)	(58)	(564)
At June 30, 2021	562	1,568	1,611	122	2,691	6,554
Foreign exchange	(41)	(154)	(146)	(10)	(214)	(565)
Additions	28	184	343	209	2,470	3,234
Disposals	-	(150)	(48)	-	(53)	(251)
Reclass to assets held for sale	(231)	(1,015)	(320)	(74)	(1,295)	(2,935)
At June 30, 2022	318	433	1,440	247	3,599	6,037
(US dollars in thousands)	Computer Equipment	Motor vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Depreciation
At June 30, 2019	404	937	653	75	478	2,548
Foreign exchange	(7)	(15)	(11)	(1)	(3)	(37)
Charge for the year	55	171	107	13	552	898
Disposals	(79)	(257)	(4)	-	(6)	(346)
At June 30, 2020	373	836	747	86	1,021	3,063
Foreign exchange	31	85	70	8	77	271
Charge for the year	66	206	167	8	642	1,089
Disposals	(71)	(157)	(112)	(46)	(58)	(444)
At June 30, 2021	399	970	872	56	1,682	3,979
Foreign exchange	(33)	(95)	(93)	(6)	(167)	(394)
Charge for the year (including discontinued operations)	69	186	179	22	752	1,208
Disposals	-	(131)	(9)	-	(53)	(193)
Reclass to assets held for sale	(197)	(719)	(232)	(43)	(1,115)	(2,306)
At June 30, 2022	238	211	717	29	1,099	2,294